Taxes on Income (Narrative) (Details) € in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates			23.00%	23.00%	23.00%	23.00%
Amount of minimum net wealth tax			€ 535
Amount of maximum net wealth tax			21,400
Tax loss carryforwards			705
Repayment Of Land Levy Assessment			800	₪ 3
Advance payment of income tax	€ 2,869
Dutch Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			€ 17,464
The Netherlands Taxation Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates		19.00%	15.00%	15.00%	15.00%	16.50%
Unrecognized tax benefits		€ 200	€ 395		€ 245	€ 200
Percetage of taxable profits exceeding		25.80%	25.00%	25.00%	25.00%	25.00%
Italian taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates			24.00%	24.00%
Italian taxation [Member] | Resident and Non-Resident [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced			only on income arising in Italy at the rate from 3.29% (for a short period of couple of years) to 4.82%	only on income arising in Italy at the rate from 3.29% (for a short period of couple of years) to 4.82%
Spainsh Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates			25.00%	25.00%
Maximum percentage of deduction in financing expenses of EBITDA			30.00%	30.00%
Corporate Income Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of net wealth tax rate			0.50%	0.50%